Operating segments - additional information - Consolidated sales revenue by product (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 64,084	$ 43,492	$ 42,987
Other revenue	(589)	1,119	178
Consolidated sales revenue	63,495	44,611	43,165
Iron Ore
Disclosure of products and services [line items]
Revenue from contracts with customers	42,992	28,202	25,516
Other revenue	(796)	1,000	229
Consolidated sales revenue	42,196	29,202	25,745
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	12,336	9,092	10,207
Other revenue	103	54	(32)
Consolidated sales revenue	12,439	9,146	10,175
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	3,229	1,721	2,030
Other revenue	96	64	(7)
Consolidated sales revenue	3,325	1,785	2,023
Industrial minerals (comprising titanium dioxide slag, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	2,114	2,054	2,251
Other revenue	3	(3)	(12)
Consolidated sales revenue	2,117	2,051	2,239
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	1,075	471	667
Other revenue	2	6	2
Consolidated sales revenue	1,077	477	669
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	501	459	619
Other revenue	0	0	0
Consolidated sales revenue	501	459	619
Other products
Disclosure of products and services [line items]
Revenue from contracts with customers	1,837	1,493	1,697
Other revenue	3	(2)	(2)
Consolidated sales revenue	1,840	1,491	1,695
Uranium
Disclosure of products and services [line items]
Consolidated sales revenue	$ 229	$ 299	$ 375